ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Total current assets	$ 66,365	$ 98,592
Total assets	129,816	225,002
Total current liabilities	112,654	75,795
Total liabilities	115,417	101,323
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	53,573	73,362
Assets, Noncurrent	60,375	122,489
Total assets	113,948	195,851
Total current liabilities	99,895	63,302
Total non-current liabilities	2,763	25,528
Total liabilities	$ 102,658	$ 88,830